CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Retained earnings, profit (loss) for reporting period [member]	Total
At 1 January 2023 at Dec. 31, 2022	£ 1,108	£ 83,667	£ 53,003	£ 720		£ (135,336)	£ 3,162
IfrsStatementLineItems [Line Items]
Loss for the year						(7,079)	(7,079)
Total comprehensive loss						(7,079)	(7,079)
Transactions with owners
Exercise of warrants on 22 March 2022
Shares issued on 15 February 2023	1,956	3,013					4,969
Costs associated with share issue on 15 February 2023		(903)					(903)
Shares issued on 26 May 2023	2,380					(355)	2,025
Costs associated with share issue on 26 May 2023						(527)	(527)
Shares issued on 21 December 2023	485			1,315		(1,273)	527
Costs associated with share issue on 21 December 2023						(441)	(441)
Issue of shares to purchase intangible asset	324	955		1,422			2,701
Share-based payment charge						244	244
Total contribution by and distributions to owners	5,145	3,065		2,737		(2,352)	8,595
At 31 December 2023 at Dec. 31, 2023	6,253	86,732	53,003	3,457		(144,767)	4,678
IfrsStatementLineItems [Line Items]
Loss for the year						(5,729)	(5,729)
Total comprehensive loss						(5,729)	(5,729)
Transactions with owners
Shares issued on 22 May 2024	1,614	5,048					6,662
Costs associated with share issue on 22 May 2024		(487)					(487)
Shares issued on 22 July 2024	2,105	79		2			2,186
Costs associated with share issue on 22 July 2024		(55)				(297)	(352)
Exercise of warrants on 22 March 2022	1,602	1,739		(2,565)			776
Issue of shares to purchase intangible asset	151	68					219
Share-based payment charge						369	369
Total contribution by and distributions to owners	5,472	6,392		(2,563)		72	9,373
At 31 December 2023 at Dec. 31, 2024	11,725	93,124	53,003	894		(150,424)	8,322
IfrsStatementLineItems [Line Items]
Loss for the year						(6,384)	(6,384)
Foreign exchange translation					3		3
Total comprehensive loss					3	(6,384)	(6,381)
Transactions with owners
Shares issued under ELOC agreement	2,030	4,817					6,847
Costs associated with ELOC agreement	86	(77)					9
Shares issued on 15 May 2025	100	143					243
Costs associated with share issue on 15 May 2025		(8)					(8)
Shares issued 19 December 2025	158	1,110		1,184			2,452
Costs associated with share issue on 19 December 2025		(186)		(173)			(359)
Lapse warrants				(720)		720
Share-based payment charge						280	280
Total contribution by and distributions to owners	2,374	5,799		291		1,000	9,464
At 31 December 2023 at Dec. 31, 2025	£ 14,099	£ 98,923	£ 53,003	£ 1,185	£ 3	£ (155,674)	£ 11,405